Commitments and Contingencies (Details) - USD ($)				1 Months Ended	3 Months Ended	6 Months Ended		12 Months Ended
	Sep. 05, 2025	Jul. 31, 2025	Jul. 07, 2025	Aug. 31, 2025	Jun. 30, 2026	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2026
Commitments and Contingencies [Line Items]
Issuance of common stock payment					$ 248,362,335	$ 248,362,335
Business combination term				3 years				90 days
Business combination renew term				1 year
Service fee				$ 15,000
Adjusted service fee						5,000
Monthly payment						60,000
Percentage of shares issued and outstanding	3.00%
Percentage of tokens locked			75.00%
PIPE Subscription Agreements [Member]
Commitments and Contingencies [Line Items]
Contributed value			$ 60,000,000
Cash paid	$ 282,000,000		262
Payment to ENA tokens	$ 248,000,000		$ 101,000,000
Percentage of shares issued and outstanding	9.90%
Transaction expenses	$ 18,500,000	$ 18,500,000
Token Purchase Agreement [Member]
Commitments and Contingencies [Line Items]
Percentage of discount			30.00%
Percentage of tokens locked			25.00%
TLGY Sponsor Support Agreement [Member] | Private Placement Warrants [Member]
Commitments and Contingencies [Line Items]
Warrants issued			600,000
Additional Token Purchase Agreement [Member]
Commitments and Contingencies [Line Items]
Percentage of tokens locked			25.00%
Contribution Agreement [Member]
Commitments and Contingencies [Line Items]
Share price							$ 10
Contributed value							$ 60,000,000
Percentage of discount							30.00%
Business Combination [Member] | Token Purchase Agreement [Member]
Commitments and Contingencies [Line Items]
Share price			$ 0.29
Class B Common Stock [Member]
Commitments and Contingencies [Line Items]
Retainer fee						25,000
Legal fee						$ 75,000
Class B Common Stock [Member] | Merger [Member]
Commitments and Contingencies [Line Items]
Issuance of common stock (in Shares)						2,500
Issuance of common stock payment						$ 80,000
Class A Ordinary Share [Member]
Commitments and Contingencies [Line Items]
Aggregate amount	$ 530,000,000
Class A Ordinary Share [Member] | PIPE Subscription Agreements [Member]
Commitments and Contingencies [Line Items]
Aggregate amount			$ 363,000,000
Class A Ordinary Share [Member] | TLGY Sponsor Support Agreement [Member]
Commitments and Contingencies [Line Items]
Shares issued			3,000,000